Supplement to the
Fidelity® Mid Cap Value Fund
Class A, Class T, Class B and Class C
March 31, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AMCV-SUM-16-01 1.9880511.100	December 1, 2016

Supplement to the
Fidelity® Mid Cap Value Fund
March 31, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

MCV-SUM-16-01 1.9880510.100	December 1, 2016

Supplement to the
Fidelity® Mid Cap Value Fund
Class I
March 31, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AMCVI-SUM-16-01 1.9880512.100	December 1, 2016